Investments in Associates	6 Months Ended
Jun. 30, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in Associates	INVESTMENTS IN ASSOCIATES
A.The investments in associates as of June 30, 2024 and December 31, 2023 were as follows:

	Percentage of investment	June 30, 2024		December 31, 2023
Sierrita Gas Pipeline LLC	35.00%	Ps.	877,307	Ps.	879,616
Frontera Brownsville, LLC.	50.00%	381,253		354,691
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	226,606		74,529
Texas Frontera, LLC.	50.00%	204,788		178,421
Other, net	Various	198,668		183,898
CH4 Energía, S. A. de C.V.	50.00%	165,089		183,648
		Ps.	2,053,711	Ps.	1,854,803
Profit sharing in associates:

	Six-month periods ended June 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	Ps.	152,078	Ps.	21,256
Sierrita Gas Pipeline LLC	42,092		28,753
Other, net	34,707		46,128
CH4 Energía S.A. de C.V.	21,441		22,970
Texas Frontera, LLC.	17,304		31,239
Ductos el Peninsular, S. A. P. I. de C. V.	1,024		—
Frontera Brownsville, LLC.	(3,430)		1,623
Profit sharing in associates	Ps.	265,216	Ps.	151,969

	Three-month periods ended June 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	Ps.	138,860	Ps.	(9,042)
Sierrita Gas Pipeline LLC	42,092		(778)
Other, net	34,707		20,729
Texas Frontera, LLC.	9,812		19,351
CH4 Energía S.A. de C.V.	9,024		11,049
Ductos el Peninsular, S. A. P. I. de C. V.	1,024		—
Frontera Brownsville, LLC.	(1,200)		704
Profit sharing in associates	Ps.	234,319	Ps.	42,013

B.    Additional information about the significant investments in associates is presented below:

•Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•CH4 Energía, S.A. de C.V. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.
•Administración del Sistema Portuario Nacional Dos Bocas S.A. de C.V. (previously Administración Portuaria Integral de Dos Bocas, S.A. de C.V.). This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.